Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Debt

Debt consists of the following (dollars in thousands):

	December 31, 2013		December 31, 2012
	Amortized Cost	Weighted- Average Stated Interest Rate(1)	Amortized Cost	Weighted- Average Stated Interest Rate(1)
2013 Term Loan (unpaid principal balance of $1,500,000 at December 31, 2013)	$1,477,044	4.75%	$—	—
2012 Term Loan (unpaid principal balance of $691,250 at December 31, 2012)	—	—	679,598	5.75%
Senior Notes (unpaid principal balance of $575,000 at December 31, 2013)	575,000	7.875%	—	—
Convertible Notes (unpaid principal balance of $290,000 at December 31, 2013 and 2012)	215,935	4.50%	207,135	4.50%
Master repurchase agreements	1,085,563	2.85%	255,385	4.26%
Other	4,106	—	4,131	—

Total debt	$3,357,648		$1,146,249

(1)	Represents the weighted-average stated interest rate, which may be different from the effective rate due to the amortization of discounts and issuance costs.

Summary of Contractual Maturities of Debt

The following table provides the contractual maturities (by unpaid principal balance) of debt at December 31, 2013 (in thousands):

Debt
2014	$1,102,814
2015	16,443
2016	15,412
2017	15,000
2018	15,000
Thereafter	2,290,000

Total	$3,454,669

Term Loans and Revolver [Member]
Schedule of Debt

The terms of the 2013 Secured Credit Facilities are summarized in the table below.

Debt Agreement	Interest Rate	Amortization	Maturity/Expiration
$1.5 billion 2013 Term Loan	LIBOR plus 3.75% LIBOR floor of 1.00%	1.00% per annum beginning 1st quarter of 2014; remainder at final maturity	December 18, 2020
$125 million 2013 Revolver	LIBOR plus 3.75%	Bullet payment at maturity	December 19, 2018